Share capital (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Summary of common shares issued and outstanding
The following table is a summary of the common shares issued and outstanding:

Common Shares
Common shares issued, December 31, 2013	154,488,497
Restricted share awards vested, net of shares withheld	615,659
Restricted share units vested, net of shares withheld	10,265
Options exercised	412,656
Direct issuance of common stock	1,380
Performance shares vested, net of shares withheld	25,767
Common shares issued, December 31, 2014	155,554,224
Treasury shares, December 31, 2014	(71,684,379)
Common shares outstanding, December 31, 2014	83,869,845

Common Shares
Common shares issued, December 31, 2012	152,698,191
Restricted share awards vested, net of shares withheld	796,838
Restricted share units vested, net of shares withheld	14,381
Options exercised	351,509
Warrants exercised	591,480
Direct issuance of common stock	1,266
Performance shares vested, net of shares withheld	31,897
Deferred share units vested, net of shares withheld	2,935
Common shares issued, December 31, 2013	154,488,497
Treasury shares, December 31, 2013	(58,444,185)
Common shares outstanding, December 31, 2013	96,044,312

Common Shares
Common shares issued, December 31, 2011	134,503,065
Restricted share awards vested, net of shares withheld	1,572,634
Restricted share units vested, net of shares withheld	15,173
Options exercised	439,065
Warrants exercised	326,715
Direct issuance of common stock	15,841,539
Common shares issued, December 31, 2012	152,698,191
Treasury shares, December 31, 2012	(44,776,932)
Common shares outstanding, December 31, 2012	107,921,259

Assumptions used in warrant-pricing model
The other assumptions in the warrant-pricing model were as follows:

	July 24, 2007 Issuance	February 3, 2006 Issuance	December 15, 2005 Issuance
Warrants issued	256,409	8,593	8,446,727
Average strike price	$20.00	$17.50	$17.50
Volatility	30.0%	30.0%	30.0%
Risk-free rate	4.5%	4.5%	4.5%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (years)	8	10	10
Calculated fair value per warrant	$11.28	$8.89	$8.89